UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     12/31/2009

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC
Address:       1 Gorham placeIsland, addressStreetSuite 201
               Westport, CT 06880 USA


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod, IACCPsm
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod, IACCPsm          Westport, CT             02/15/2010
-------------------------------       ----------------          ------------
         [Signature]                 [City, State]          [Date]


Report Type (Check one only):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:          None
                                          ------------

Form 13F Information Table Entry Total:     80
                                          ------------

Form 13F Information Table Value Total:     $755,764
                                          ------------
                                           (thousands)



List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
NONE

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
ITEM 1                            ITEM 2           ITEM 3      ITEM 4          ITEM 5             ITEM 6      ITEM 7   ITEM 8
                                                                                                  INVESTMENT           VOTING
                                                                               SHARES             DISCRETION           AUTHORITY
NAME                              TITLE                        FAIR            OR                 SOLE                 SOLE
OF                                OF                           MARKET          PRINCIPAL  SH      SHARED               SHARED
ISSUER                            CLASS            CUSIP       VALUE           AMOUNT     PRN     OTHER       MANAGER  OTHER

ACME PACKET INC                   COM              004764106   $  5,829,000      529,913  SH      SOLE        FINE     SOLE
ADOBE SYSTEMS INC                 COM              00724F101   $  6,069,000      165,000  SH      SOLE        FINE     SOLE
AGILENT TECHNOLOGIES INC          COM              00846U101   $  2,865,000       92,202  SH      SOLE        FINE     SOLE
ALVARION LTD                      SHS              M0861T100   $  3,248,000      868,577  SH      SOLE        FINE     SOLE
AMERICAN SUPERCONDUCTOR CORP      COM              030111108   $  2,863,000       70,000  SH      SOLE        FINE     SOLE
AMERICAN TOWER CORP               CL A             029912201   $  3,039,000       70,329  SH      SOLE        FINE     SOLE
ANALOG DEVICES INC                COM              032654105   $  4,423,000      140,043  SH      SOLE        FINE     SOLE
APPLE INC                         COM              037833100   $ 87,454,000      415,000  SH      SOLE        FINE     SOLE
APPLIED MATERIALS INC             COM              038222105   $  6,970,000      500,000  SH      SOLE        FINE     SOLE
ARUBA NETWORKS - CALL             COM              043176106   $  8,346,780      783,000  CALL    SOLE        FINE
ARUBA NETWORKS - CALL             COM              043176106   $  5,649,800      530,000  CALL    SOLE        FINE
ARUBA NETWORKS - CALL             COM              043176106   $    799,500       75,000  CALL    SOLE        FINE
ARUBA NETWORKS - CALL             COM              043176106   $    479,700       45,000  CALL    SOLE        FINE
ARUBA NETWORKS INC                COM              043176106   $ 61,762,000    5,793,812  SH      SOLE        FINE     SOLE
ASIAINFO HLDGS INC                COM              04518A104   $  4,850,000      159,284  SH      SOLE        FINE     SOLE
AVAGO TECHNOLOGIES LTD            SHS              Y0486S104   $  2,576,000      140,833  SH      SOLE        FINE     SOLE
BLUE NILE INC                     COM              09578R103   $  2,217,000       35,000  SH      SOLE        FINE     SOLE
BROCADE COMMUNICATIONS SYS        COM NEW          111621306   $  9,135,000    1,197,300  SH      SOLE        FINE     SOLE
CISCO SYSTEMS                     COM              17275R102   $ 13,836,000      577,959  SH      SOLE        FINE     SOLE
CISCO SYSTEMS - CALL              COM              17275R102   $ 23,688,630      989,500  CALL    SOLE        FINE
CISCO SYSTEMS - CALL              COM              17275R102   $  4,527,054      189,100  CALL    SOLE        FINE
CISCO SYSTEMS - CALL              COM              17275R102   $ 22,024,800      920,000  CALL    SOLE        FINE
DELL INC- CALL                    COM              24702R101   $  9,160,244      637,900  CALL    SOLE        FINE
E M C CORP MASS                   COM              268648102   $ 53,083,000    3,038,533  SH      SOLE        FINE     SOLE
E M C CORP MASS - CALL            COM              268648102   $ 15,106,309      864,700  CALL    SOLE        FINE
E M C CORP MASS - CALL            COM              268648102   $  1,747,000      100,000  CALL    SOLE        FINE
ELECTRONIC ARTS INC - CALL        COM              285512109   $  4,854,625      273,500  CALL    SOLE        FINE
EMULEX CORP                       COM NEW          292475209   $  3,488,000      320,000  SH      SOLE        FINE     SOLE
ENDWAVE CORP                      COM NEW          29264A206   $  2,879,000    1,180,000  SH      SOLE        FINE     SOLE
ENERSYS - CALL                    COM              29275Y102   $  4,076,849      385,700  CALL    SOLE        FINE
EQUINIX INC                       COM NEW          29444U502   $  5,838,000       55,000  SH      SOLE        FINE     SOLE
EQUINIX INC - CALL                COM NEW          29444U502   $  7,271,275       68,500  CALL    SOLE        FINE
EXPEDIA INC DEL                   COM              30212P105   $ 10,421,000      405,000  SH      SOLE        FINE     SOLE
HARRIS STRATEX NETWORKS INC       CL A             41457P106   $ 14,373,000    2,079,983  SH      SOLE        FINE     SOLE
JDS UNIPHASE CORP                 COM PAR $0.001   46612J507   $  3,168,000      384,000  SH      SOLE        FINE     SOLE
JUNIPER NETWORKS INC              COM              48203R104   $ 23,755,000      890,712  SH      SOLE        FINE     SOLE
LAM RESEARCH CORP                 COM              512807108   $  7,066,000      180,213  SH      SOLE        FINE     SOLE
LANTRONIX INC                     COM              516548203   $  3,256,000    1,004,981  SH      SOLE        FINE     SOLE
LSI CORPORATION                   COM              502161102   $  5,139,000      855,000  SH      SOLE        FINE     SOLE
MEMC ELECTRONIC MTRLS INC - CALL  COM              552715104   $  7,831,500      575,000  CALL    SOLE        FINE
MICROSOFT CORP                    COM              594918104   $ 18,710,000      613,834  SH      SOLE        FINE     SOLE
MICROSOFT CORP - CALL             COM              594918104   $ 27,432,000      900,000  CALL    SOLE        FINE
MOTOROLA INC                      COM              620076109   $ 12,183,000    1,570,000  SH      SOLE        FINE     SOLE
NETEZZA CORP                      COM              64111N101   $  1,455,000      150,000  SH      SOLE        FINE     SOLE
NETFLIX INC                       COM              64110L106   $  2,522,000       45,775  SH      SOLE        FINE     SOLE
NETLOGIC MICROSYSTEMS INC         COM              64118B100   $  2,776,000       60,000  SH      SOLE        FINE     SOLE
NII HLDGS INC                     CL B NEW         62913F201   $  8,741,000      260,298  SH      SOLE        FINE     SOLE
NOVELLUS SYS INC                  COM              670008101   $  9,219,000      395,000  SH      SOLE        FINE     SOLE
NUANCE COMMUNICATIONS INC         COM              67020Y100   $  1,456,000       93,775  SH      SOLE        FINE     SOLE
ORACLE CORP                       COM              68389X105   $ 13,467,000      549,000  SH      SOLE        FINE     SOLE
OVERSTOCK COM IN DEL              COM              690370101   $  1,687,000      124,400  SH      SOLE        FINE     SOLE
PMC-SIERRA INC - CALL             COM              69344F106   $  3,926,444      453,400  CALL    SOLE        FINE
PMC-SIERRA INC - CALL             COM              69344F106   $  4,546,500      525,000  CALL    SOLE        FINE
PMC-SIERRA INC - CALL             COM              69344F106   $ 21,012,000    2,426,285  SH      SOLE        FINE     SOLE
QLOGIC CORP                       COM              747277101   $  9,435,000      500,000  SH      SOLE        FINE     SOLE
RACKSPACE HOSTING INC             COM              750086100   $  8,382,000      402,000  SH      SOLE        FINE     SOLE
RED HAT INC                       COM              756577102   $  1,236,000       40,000  SH      SOLE        FINE     SOLE
RESEARCH IN MOTION LTD            COM              760975102   $  3,948,000       58,451  SH      SOLE        FINE     SOLE
RIVERBED TECHNOLOGY LTD           COM              768573107   $  2,263,000       98,500  SH      SOLE        FINE     SOLE
RIVERBED TECHNOLOGY LTD - CALL    COM              768573107   $  9,573,896      416,800  CALL    SOLE        FINE

SANDISK CORP                      COM              80004C101   $  9,509,000      328,006  SH      SOLE        FINE     SOLE
SBA COMMUNICATIONS CORP           COM              78388J106   $  5,807,000      170,000  SH      SOLE        FINE     SOLE
SILICON LABORATORIES INC          COM              826919102   $ 11,079,000      229,000  SH      SOLE        FINE     SOLE
STEC INC - CALL                   COM               78774101   $  1,192,820       73,000  CALL    SOLE        FINE
STOCKERYALE INC                   COM              86126T203   $    439,400    5,492,500  SH      SOLE        FINE     SOLE
SUNTECH PWR HLDGS CO LTD          ADR              86800C104   $  7,650,000      460,000  SH      SOLE        FINE     SOLE
SYBASE INC                        COM              871130100   $  1,286,000       29,637  SH      SOLE        FINE     SOLE
SYMANTEC CORP                     COM              871503108   $  8,945,000      500,000  SH      SOLE        FINE     SOLE
TELLABS INC NPV                   COM              879664100   $  1,704,000      300,000  SH      SOLE        FINE     SOLE
TERADATA CORP DEL                 COM              88076W103   $  2,227,000       70,866  SH      SOLE        FINE     SOLE
TERREMARK WORLDWIDE INC           COM NEW          881448203   $  5,472,000      800,000  SH      SOLE        FINE     SOLE
TRIDENT MICROSYSTEMS INC          COM              895919108   $  6,164,000    3,313,972  SH      SOLE        FINE     SOLE
UNITED MICROELECTRONICS CORP      SPN ADR NEW      910873405   $  3,880,000    1,000,000  SH      SOLE        FINE     SOLE
VARIAN SEMICONDUCTOR EQUIPMENT    COM              922207105   $  2,368,000       66,000  SH      SOLE        FINE     SOLE
VMWARE INC - CALL                 CL A COM         928563402   $ 10,383,100      245,000  CALL    SOLE        FINE
VOCUS INC                         COM              92858J108   $  1,751,000       97,300  SH      SOLE        FINE     SOLE
YAHOO INC - CALL                  COM              984332106   $  8,138,300      485,000  CALL    SOLE        FINE
YAHOO! INC                        COM              984332106   $ 16,879,000    1,005,904  SH      SOLE        FINE     SOLE
YINGLI GREEN ENERGY HLDG CO       ADR              98584B103   $  2,730,000      172,700  SH      SOLE        FINE     SOLE
YUCHENG TECHNOLOGIES LTD          COM              G98777108   $ 19,022,000    2,230,000  SH      SOLE        FINE     SOLE




                                                              $755,763,526

ENTRY TOTAL                                    80
TABLE VALUE IN THOUSANDS                 $755,764

